Related-Party Transactions - Loans to Principal Officers, Directors and Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Beginning balance	$ 1,154
New loans	357
Effect of changes in composition of related parties	(1,463)
Repayments	4
Ending balance	$ 52